Leases	6 Months Ended
Jun. 30, 2025
Leases [Abstract]
Leases

12. Leases

The Company leases offices and laboratory space in India which were automatically extended for two one-year periods ending December 2026 with monthly payments ranging from $2,500 to $2,900 per month. The Company has an intention to renew the leases through December 2026 as allowed under the lease agreement. In the U.S., the Company has month-to-month shared space arrangements, and therefore there is no requirement to record a right to use asset and related liability.

Operating leases are presented in the Company’s Condensed Consolidated Balance Sheets as right-of-use assets, net, operating lease liabilities – current portion, and operating lease liabilities, net of current portion. The assets and liabilities from our leases are recognized at the lease commencement date based on the present value of remaining lease payments over the lease term using the Company’s incremental borrowing rates. Short-term leases, which have an initial term of 12 months or less, are not recorded on the balance sheet. As the Company’s operating leases do not provide implicit rates, the Company has utilized its incremental borrowing rate, determined based on the long-term borrowing costs of companies with similar credit profiles, to record its lease obligations. For operating leases, the Company recognizes the minimum rental expense on a straight-line basis based on the fixed components of a lease arrangement. The Company will amortize this expense over the term of the lease beginning with the lease commencement date.

If the Company renews the lease for the entire three-year period, as expected, the annual lease payments will be approximately $32,000, and $34,000 in the years ending December 31, 2025 and 2026, respectively. The following table presents information about the amount and timing of liabilities arising from the Company’s operating leases as of June 30, 2025:

Lease payments – From July 2025 to December 2025	$15,821
Lease payments – 2026	34,014
Total undiscounted operating lease payments	49,835
Less: Imputed interest	(2,754)
Present value of operating lease liabilities	$47,081

Current portion of lease liability	$30,353
Long-term portion of lease liability	16,728
Total lease liability	$47,081

	As of June 30,	As of December 31,
	2025	2024
Weighted average remaining lease term in years	1.5	2.0
Weighted average discount rate	8.0%	8.0%

The Right of Use Asset on June 30, 2025, of $45,388 will be amortized over the 1.5 years remaining under the lease term. The Right of Use Asset balance on December 31, 2024, was $59,387. Rent expense was approximately $24,000 and $19,900 for the six months ended June 30, 2025 and 2024, respectively.